Filed pursuant to Rule 497
File No. 333-178548

Supplement dated December 8, 2014
to
Prospectus dated April 28, 2014

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated April 28, 2014 (as supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Risk Factors” beginning on page 26 of the Prospectus before you decide to invest.
This supplement updates the Prospectus to (i) reflect the entry by the Company’s subsidiary, HMS Funding I LLC, into the second amendment to its credit agreement with Deutsche Bank AG, New York Branch, as administrative agent and other banks as participants and (ii) update the Prospectus with respect to the status of the offering.
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This supplement amends the Prospectus as follows:
PROSPECTUS SUMMARY
This supplement replaces in its entirety the fourth and fifth paragraphs in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented) with the following:
 On June 2, 2014, the Company’s wholly-owned Structured Subsidiary, HMS Funding I LLC, a Delaware limited liability company (“HMS Funding”), entered into a credit agreement (the “HMS Funding Facility”) among HMS Funding, the Company, as equityholder and servicer, Deutsche Bank AG, New York Branch (“Deutsche Bank”), and the financial institutions party thereto as lenders (together with Deutsche Bank, the “HMS Funding Lenders”). The HMS Funding Facility provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $125 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

Under the HMS Funding Facility, interest is calculated as the sum of one-month LIBOR plus the applicable margin of 2.75%. The HMS Funding Facility provides for a revolving period until December 3, 2016, unless otherwise extended with the consent of the HMS Funding Lenders. The amortization period begins the day after the last day of the revolving period and ends on the maturity date. During the amortization period, HMS Funding cannot borrow any remaining unfunded commitment, the applicable margin will increase by 0.25%, and a portion of interest income and all principal collections are applied to the outstanding loan balance. Any outstanding loan balance is due on the maturity date. Additionally, HMS Funding will pay a utilization fee equal to 2.75% of the undrawn amount of the required utilization, which for the first 90 days of the facility was 25% of the loan commitment amount and 75% thereafter until the end of the revolving period. HMS Funding also pays an undrawn fee on the undrawn amount of commitments of 0.65% per annum, depending on the utilization of the loan commitment amount. A loan commitment amount subject to the utilization fee will not be subject to the undrawn fee.
This supplement replaces in its entirety the seventh paragraph in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented) with the following:
As of December 3, 2014, we had approximately $100 million outstanding and $5 million available under our Syndicated Credit Facility and $79 million outstanding and $46 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities) subject to certain limitations and the asset coverage restrictions under the 1940 Act, as discussed below.

RISK FACTORS
This supplement replaces the second paragraph in the risk factor entitled “Because we borrow funds, the potential for gain or loss on amounts invested in us is magnified and may increase the risk of investing in us.” on page 36 of the Prospectus (as supplemented) with the following:
At December 3, 2014, we had approximately $100 million and $79 million of debt financing outstanding under our Syndicated Credit Facility and the HMS Funding Facility, respectively.

SENIOR SECURITIES
This supplement replaces in their entirety the fifth and eighth paragraphs in the section entitled “Senior Securities” on pages 45-46 of the Prospectus (as supplemented) with the following:
On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $125 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.
As of December 3, 2014, we had approximately $100 million outstanding and $5 million available under our Syndicated Credit Facility and $79 million outstanding and $46 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities) subject to certain limitations and the asset coverage restrictions under the 1940 Act.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This supplement replaces the fifth, sixth and eighth paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources - Capital Resources” on pages 59-60 of the Prospectus (as supplemented) with the following:
On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provides for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $125 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.
Under the HMS Funding Facility, interest is calculated as the sum of one-month LIBOR plus the applicable margin of 2.75%. The HMS Funding Facility provides for a revolving period until December 3, 2016, unless otherwise extended with the consent of the HMS Funding Lenders. The amortization period begins the day after the last day of the revolving period and ends on the maturity date. During the amortization period, HMS Funding cannot borrow any remaining unfunded commitment, the applicable margin will increase by 0.25%, and a portion of interest income and all principal collections are applied to the outstanding loan balance. Any outstanding loan balance is due on the maturity date. Additionally, HMS Funding will pay a utilization fee equal to 2.75% of the undrawn amount of the required utilization, which for the first 90 days of the facility was 25% of the loan commitment amount and 75% thereafter until the end of the revolving period. HMS Funding also pays an undrawn fee on the undrawn amount of commitments of 0.65% per annum, depending on the utilization of the loan commitment amount. A loan commitment amount subject to the utilization fee will not be subject to the undrawn fee.
As of December 3, 2014, we had approximately $100 million outstanding and $5 million available under our Syndicated Credit Facility and $79 million outstanding and $46 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), subject to certain limitations and the asset coverage restrictions under the 1940 Act.
This supplement replaces the fifth, sixth, eighth and ninth paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Recent Developments and Subsequent Events” on page 62 of the Prospectus (as supplemented) with the following:
On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $125 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.
Under the HMS Funding Facility, interest is calculated as the sum of one-month LIBOR plus the applicable margin of 2.75%. The HMS Funding Facility provides for a revolving period until December 3, 2016, unless otherwise extended with the consent of the HMS Funding Lenders. The amortization period begins the day after the last day of the revolving period and ends on the maturity date. During the amortization period, HMS Funding cannot borrow any remaining unfunded commitment, the applicable margin will increase by 0.25%, and a portion of interest income and all principal collections are applied to the outstanding loan balance. Any outstanding loan balance is due on the maturity date. Additionally, HMS Funding will pay a utilization fee equal to 2.75% of the undrawn amount of the required utilization, which for the first 90 days of the facility was 25% of the loan commitment amount and 75% thereafter until the end of the revolving period. HMS Funding also pays an undrawn fee on the undrawn amount of commitments of 0.65% per annum, depending on the utilization of the loan commitment amount. A loan commitment amount subject to the utilization fee will not be subject to the undrawn fee.

As of December 3, 2014, we had approximately $100 million outstanding and $5 million available under our Syndicated Credit Facility and $79 million outstanding and $46 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), subject to certain limitations and the asset coverage restrictions under the 1940 Act.
Through November 30, 2014, we have raised approximately $265 million of capital in the offering. From October 1, 2014 through November 30, 2014, the Company has funded approximately $90 million in investments and has received proceeds from repayments and dispositions of approximately $18 million.